Fair Value Measurement - Additional Information (Detail) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, interest rate, stated percentage			2.50%
Convertible debt [Member] | Convertibles and bonds with warrants attached [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, interest rate, stated percentage			2.50%
Non-convertible debt [Member] | Convertibles and bonds with warrants attached [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, interest rate, stated percentage			2.50%
Fair value, inputs, level 1 [Member] | Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash Equivalents, at Carrying Value	$ 82.1	$ 61.1
Fair value, inputs, level 1 [Member] | Korean market government bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash Equivalents, at Carrying Value		$ 61.1	$ 25.7
Fair value, inputs, level 3 [Member] | Convertible debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, interest rate, stated percentage			2.50%
Convertible Debt, Fair Value Disclosures			$ 325.0
Fair value, inputs, level 3 [Member] | Non-convertible debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, interest rate, stated percentage			2.50%
Convertible Debt, Fair Value Disclosures			$ 133.5